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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05083
                                   -----------

              Van Eck Worldwide Insurance Trust-Worldwide Bond Fund
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 3/31/05
                         ---------

ITEM 1.  Schedule of Investments.


WORLDWIDE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                PRINCIPAL
COUNTRY                          AMOUNT           BONDS                                       VALUE
------------------------------------------------------------------------------------------------------
BONDS AND NOTES:
CANADA: 5.1%        CAD         4,000,000         Canadian Government Bond
                                                  6.00% due 6/01/11                          3,656,855
                                                                                           -----------

FRANCE: 5.5%        EUR         3,000,000         French Government Bond
                                                  3.75% due 1/12/07                          3,975,733
                                                                                           -----------

GERMANY: 14.0%
                                                  Bundesrepublik Deutschland Bonds
                    EUR         2,709,847         6.00% due 1/04/07                          3,723,206
                    EUR         3,000,000         4.75% due 7/04/28                          4,270,906
                    EUR         1,500,000         4.50% due 7/04/09                          2,064,543
                                                                                           -----------
                                                                                            10,058,655
                                                                                           -----------

IRELAND: 3.3%
                    EUR         1,714,146         Irish Government Bond
                                                  8.00% due 8/18/06                          2,389,123
                                                                                           -----------

ITALY: 6.5%
                    EUR         3,500,000         Italian Government Bond
                                                  4.50% due 3/01/07                          4,706,855
                                                                                           -----------

MEXICO: 2.9%
                    USD         2,000,000         Telefonos de Mexico Bond
                                                  8.25% due 1/26/06                          2,070,998
                                                                                           -----------

NEW ZEALAND: 8.5%
                    NZD         4,000,000         International Bank for
                                                  Reconstruction &
                                                  Development Bond
                                                  7.50% due 11/30/05                         2,862,883
                    NZD         4,500,000         New Zealand  Government Bond
                                                  6.50% due 4/15/13                          3,269,427
                                                                                           -----------
                                                                                             6,132,310
                                                                                           -----------

SPAIN: 5.7%
                    EUR         3,000,000         Spanish Government Bond
                                                  4.00% due 1/31/10                          4,061,208
                                                                                           -----------

UNITED KINGDOM: 6.6%
                    GBP         2,400,000         Great Britain Government Bond
                                                  7.50%  due 12/07/06                        4,737,640
                                                                                           -----------

UNITED STATES: 33.5%
                                                  U.S. Treasury Notes
                                5,000,000         5.50% due  5/15/09                         5,268,755
                                2,000,000         4.375% due 5/15/07                         2,022,970
                               10,000,000         4.00% due 3/15/10                          9,925,010
                                                  U.S. Treasury Bond
                                3,000,000         5.25% due 2/15/29                          3,159,961
                                3,000,000         6.625% due 2/15/27                         3,697,503
                                                                                           -----------
                                                                                            24,074,199
                                                                                           -----------

TOTAL NOTES AND BONDS: 91.6%
(Cost: $53,184,664)                                                                         65,863,576
                                                                                           -----------

SHORT-TERM OBLIGATIONS: 7.0%                                DATE OF MATURITY      COUPON
-------------------------------------------------------------------------------------------

Repurchase Agreement Purchased on 3/31/05; maturity
value $5,032,315 (with State Street Bank & Trust Co.,
collateralized by $5,195,000 Federal Home Loan Mortgage
Corporation 2.875% due 5/15/07 with a value of
$5,132,915) (Cost: $5,032,000)                             4/1/05            2.25%
                                                                                             5,032,000
                                                                                           -----------

TOTAL INVESTMENTS: 98.6%
(Cost: $58,216,664)                                                                         70,895,576
OTHER ASSETS LESS LIABILITIES: 1.4%                                                            992,683
                                                                                           -----------
NET ASSETS: 100%                                                                           $71,888,259
                                                                                           ===========

-------------------------


For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Bond Fund


By Bruce J. Smith, Chief Financial Officer,   Worldwide Bond Fund

     /s/ Bruce J. Smith
     --------------------------------------------------

Date May 27, 2005
     ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Bond Fund
     ------------------------------------------------------------------

Date May 27, 2005
     ------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Bond Fund
     ----------------------------------------------------------------

Date May 27, 2005
     ------------